Cash and Cash Equivalents and Restricted Cash	6 Months Ended
Jun. 30, 2021
Cash and Cash Equivalents [Abstract]
Cash and Cash Equivalents and Restricted Cash

NOTE 3: CASH AND CASH EQUIVALENTS AND RESTRICTED CASH

Cash and cash equivalents and restricted cash consisted of the following:

	June 30, 2021	December 31, 2020
Cash on hand and at banks	$73,115	$94,787
Short-term deposits and highly liquid funds	44	94
Restricted cash	10	16,303
Cash and cash equivalents and restricted cash	$73,169	$111,184

Short-term deposits and highly liquid funds relate to amounts held in banks for general financing purposes and represent deposits with an original maturity of less than three months and are included in the consolidated balance sheets within the caption “Cash and cash equivalents”.

Cash deposits and cash equivalents in excess of amounts covered by government-provided insurance are exposed to loss in the event of non-performance by financial institutions. Navios Holdings does maintain cash deposits and equivalents in excess of government provided insurance limits. Navios Holdings reduces exposure to credit risk by dealing with a diversified group of major financial institutions.